Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
US$ against RMB [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details) [Line Items]
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.7290	6.4508		6.9042
US$ against AED [Member]
Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details) [Line Items]
Items in the statements of operations and comprehensive loss, and statements of cash flows	3.6709	Not applicable	[1]	Not applicable	[1]

[1]	The companies that use AED as their functional currencies are not established until 2022, thus the currency exchange rates are not applicable as of and for the year ended December 31, 2021 and 2020.